:	UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

SEC File Number: 000-51610

CUSIP Number: 05368D 10 6

(Check One):	☐ Form 10-K and Form 10-KSB ☐ Form 11-K ☐ Form 20-F ☒ Form 10-Q and Form 10-QSB ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: June 30, 2008

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I. REGISTRANT INFORMATION

Avicena Group, Inc.
Full name of registrant:

Former name, if applicable:

228 Hamilton Avenue, 3 rd Floor
Address of principal executive office (Street and number):

Palo Alto, California 94301
City, State and Zip Code:

PART II. RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or Form 10-QSB or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III. NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 10-QSB, 20-F, 11-K, 10-Q, 10-QSB, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

Due to a lack of sufficient working capital and resources required to prepare the Company’s financial statements, and because the Company has recently devoted substantial time and effort to the private placement and to other corporate activities, the Company has been unable to prepare and file its Form 10-Q for the period ended June 30, 2008, which was due no later than August 14, 2008, without unreasonable effort or expense. It is uncertain when the Company will be able to file this report.

PART IV. OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Michael Sullivan, Vice President of Finance,		617-250-5156
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during preceding 12 months or for such shorter period that the registrant was required to file such report been filed? If the answer is no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

SIGNATURE

Avicena Group, Inc.
(Name of registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	September 25, 2008	By:	/s/ Michael Sullivan
Michael Sullivan
Vice President of Finance